Commitments And Contingencies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended				9 Months Ended		9 Months Ended
	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012	Sep. 17, 2012	Apr. 30, 2014 Employee Severance [Member]	Apr. 30, 2014 Former Employee [Member]	Mar. 31, 2014 Former Employee [Member]	Apr. 30, 2014 Dennis Brovarone [Member]	Apr. 30, 2014 Donna Singer [Member]	Apr. 30, 2014 Michael L. Krall [Member]
Loss Contingencies [Line Items]
Rent expense		$ 286,000	$ 275,000
Release Agreement Payment						50,000		91,000	45,000	25,000
Monthly installment amount								1,600	17,000	30,000
Cash Severance Payment Period						6 months		60 months	12 months	18 months
Number Of Days After Seperation Date Monthly Installment Payments Start	120 days
Intellectual property rights payment										125,000
Common Stock,Issued	28,555,500	12,569,503	6,644,555	4,341,615		15,000	20,000		300,000	850,000
Medical and insurance costs									18,000	20,000
Severance Costs	1,859,000
Accounts Payable					$ 512,000